Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Strategic Global Bond Fund, Inc. - Investor C Shares	Apr. 29, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	538
Expense Example, No Redemption, 5 Years	983
Expense Example, No Redemption, 10 Years	$ 2,004